UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 9/30/07

Check here if Amendment [_]; Amendment Number: _____

This Amendment (Check only one.):                [_] is a restatement.
                                                 [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Haven Capital Management LLC
Address:  655 Third Avenue
          New York, NY  10017

13F File Number: 28-03715

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Stephen Ely
Title: Managing Director
Phone: 212-953-2322

Signature, Place, and Date of Signing:


         /s/ Stephen Ely                   New York, NY       October 11, 2007
-----------------------------------      ----------------   --------------------
            [Signature]                   [City, State]            [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number           Name

     28-03715                       Haven Capital Management LLC

     [Repeat as necessary.]

                             FORM 13F SUMMARY PAGE


Number of Other Included Managers:       NONE

Form 13F Information Table Entry Total:  85 issues

Form 13F Information Table Value Total:  $190,185,000.00


List of Other Included Managers:         NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.    Form 13F File Number          Name

       28-03715                      Haven Capital Management LLC

     [Repeat as necessary.]


                             TITLE OF                               SHARES/  SH/ PUT/  INVSTMT   OTHER        VOTING AUTHORITY
    NAME OF ISSUER            CLASS           CUSIP          VALUE  PRN AMT  PRN CALL  DSCRETN  MANAGERS    SOLE   SHARED    NONE
-----------------------      --------         ---------     -------- ------- --- ----  ------- ----------   -----  ------    ----
AGILENT TECHNOLOGIES INC      COMMON          00846u101     1,670       45291 SH       SOLE                    0      0     45291
ABBOTT LABS                   COMMON            2824100     3,593       67000 SH       SOLE                    0      0     67000
AUTO DATA PROCESSING          COMMON           53015103     2,258       49160 SH       SOLE                    0      0     49160
AMERICAN INTL GROUP INC       COMMON            2687410     3,259       48172 SH       SOLE                    0      0     48172
ASIA PACIFIC FUND             COMMON           44901106       633       19522 SH       SOLE                    0      0     19522
AVON PRODUCTS INC.            COMMON           54303102     1,520       40500 SH       SOLE                    0      0     40500
BECTON DICKINSON & CO         COMMON           75887109     3,003       36600 SH       SOLE                    0      0     36600
BERKSHIRE HATHAWAY            CLASS B          84670207       241          61 SH       SOLE                    0      0        61
BROOKLINE BANCORP             COMMON          11373m107     2,063      178000 SH       SOLE                    0      0    178000
ANHEUSER BUSCH COS INC        COMMON           35229103     2,337       46740 SH       SOLE                    0      0     46740
CITIGROUP INC                 COMMON           17296710     3,525       75535 SH       SOLE                    0      0     75535
CHITTENDEN CORP               COMMON          170228100       206        5873 SH       SOLE                    0      0      5873
COMCAST CORP                  COMMON           20030N20     2,572      107350 SH       SOLE                    0      0    107350
COSTCO WHOLESALE              COMMON          22160K105       968       15775 SH       SOLE                    0      0     15775
COMPUTER SCIENCES CORP        COMMON          205363104       538        9630 SH       SOLE                    0      0      9630
CISCO SYS INC                 COMMON           17275R10     4,894      147723 SH       SOLE                    0      0    147723
CHEVRONTEXACO CORP            COMMON          166764100       448        4785 SH       SOLE                    0      0      4785
DIEBOLD INC                   COMMON          253651103     3,614       79570 SH       SOLE                    0      0     79570
DEERE & CO                    COMMON          244199105       297        2000 SH       SOLE                    0      0      2000
DANAHER CORP DEL              COMMON          235851102       461        5574 SH       SOLE                    0      0      5574
DOLLAR TREE STORES            COMMON          256747106     4,303      106140 SH       SOLE                    0      0    106140
DOVER CORP                    COMMON          260003108     4,033       79150 SH       SOLE                    0      0     79150
AMDOCS                        ORD             G02602103     5,111      137425 SH       SOLE                    0      0    137425
DEVON ENERGY CORP NEW         COMMON          25179M103     3,684       44279 SH       SOLE                    0      0     44279
E M C CORP MASS               COMMON          268648102     5,385      258890 SH       SOLE                    0      0    258890
FEDEX CORP                    COMMON          31428X106       911        8700 SH       SOLE                    0      0      8700
FIRST FINL HLDGS INC          COMMON          320239106       219        7000 SH       SOLE                    0      0      7000
FLOUR CORP NEW                COMMON          343412102     5,622       39050 SH       SOLE                    0      0     39050
GENERAL ELEC CO               COMMON          369604103     4,833      116735 SH       SOLE                    0      0    116735
GENERAL GROWTH PPTYS INC      COMMON          370021107     2,189       40825 SH       SOLE                    0      0     40825
GOLDMAN SACHS                 COMMON          38141G104       656        3025 SH       SOLE                    0      0      3025
HARTFORD FINL SVCS GRP        COMMON          416515104     2,886       31180 SH       SOLE                    0      0     31180
HEWLETT PACKARD CO            COMMON          428236103     3,774       75790 SH       SOLE                    0      0     75790
INTL BUSINESS MACHINES        COMMON          459200101     2,810       23854 SH       SOLE                    0      0     23854
INGERSOLL RAND CO             COMMON          G4776G101     4,368       80200 SH       SOLE                    0      0     80200
ILLNOIS TOOL WORKS            COMMOM          452308109     1,003       16825 SH       SOLE                    0      0     16825
JOHNSON & JOHNSON             CLASS A         478160104     1,506       22915 SH       SOLE                    0      0     22915
J P MORGAN CHASE & CO         COMMON          46625H100     2,631       57410 SH       SOLE                    0      0     57410
KIMBERLY CLARK CORP           COMMON          494368103     1,660       23625 SH       SOLE                    0      0     23625
KYOCERA CORP                  COMMON            6499260       281        3000 SH       SOLE                    0      0      3000
COCA COLA COMPANY             COMMON          191216100     3,753       65297 SH       SOLE                    0      0     65297
LABORATORY CORP AMER HLD      COMMON          50540r409     5,392       68931 SH       SOLE                    0      0     68931
LILLY ELI & CO                COMMON          532457108     1,353       23760 SH       SOLE                    0      0     23760
LOWES COS INC                 COMMON           54866110       998       35625 SH       SOLE                    0      0     35625
MASCO CORP                    COMMON          574599106     1,997       86200 SH       SOLE                    0      0     86200
MERRILL LYNCH & CO INC        COMMON          590188108       506        7095 SH       SOLE                    0      0      7095
MARSHALL ILSLEY               COMMON          571834100     1,222       27920 SH       SOLE                    0      0     27920
3M CO                         COMMON          88579Y101     1,706       18235 SH       SOLE                    0      0     18235
ALTRIA GROUP INC              COMMON           02209S10     2,882       41450 SH       SOLE                    0      0     41450
MEDICAL PROPERTIES TRUST      COMMON          58463J304     3,058      229550 SH       SOLE                    0      0    229550
MERCK & CO INC                COMMON          589331107     2,505       48465 SH       SOLE                    0      0     48465
MICROSOFT CORP                COMMON           59491810     4,193      142320 SH       SOLE                    0      0    142320
MURPHY OIL CORP               COMMON          626717102       273        3900 SH       SOLE                    0      0      3900
NOBLE ENERGY                  COMMON          655044105     2,127       30370 SH       SOLE                    0      0     30370
NABORS INDUSTRIES LTD         COMMON          G6359F103     3,091      100460 SH       SOLE                    0      0    100460
NATIONAL OILWELL VARCO INC    COMMON          637071101     2,256       15610 SH       SOLE                    0      0     15610
OPTIMARK TECHNOLOGIES         SER B CV PART P 683990204         2       15000 SH       SOLE                    0      0     15000
PEPSICO INC.                  COMMON          713448108       207        2825 SH       SOLE                    0      0      2825
PFIZER INC                    COMMON          717081103     2,140       87605 SH       SOLE                    0      0     87605
PRINCIPAL FINL GROUP          COMMON          74251V102     2,813       44590 SH       SOLE                    0      0     44590
PROCTOR & GAMBLE CO           COMMON          742718109       257        3650 SH       SOLE                    0      0      3650
PRAXAIR INC                   COMMON          74005p104     4,896       58455 SH       SOLE                    0      0     58455
ROYAL DUTCH PETE CO           NY REG SHARES   780257804     1,321       16080 SH       SOLE                    0      0     16080
M S EASTERN EUROPE FUND       COMMON          616988101       442       11250 SH       SOLE                    0      0     11250
SEALED AIR CORP NEW           COMMON          81211K100       642       25100 SH       SOLE                    0      0     25100
SCHERING PLOUGH               COMMON          806605101     2,713       85770 SH       SOLE                    0      0     85770
SAUER-DANFOSS INC             COMMON          804137107     3,737      140075 SH       SOLE                    0      0    140075
SONOCO PRODUCTS               COMMON          835495102     1,910       63283 SH       SOLE                    0      0     63283
SOVEREIGN BANCORP             COMMON          845905108     1,600       93877 SH       SOLE                    0      0     93877
SYSCO CORP                    COMMON          871829107       329        9250 SH       SOLE                    0      0      9250
AT&T INC                      COMMON          00206R102     3,713       87762 SH       SOLE                    0      0     87762
HANOVER INSURANCE GROUP       COMMON          410867105     2,707       61254 SH       SOLE                    0      0     61254
TRAVELERS COS INC             COMMON          89417E109     2,494       49540 SH       SOLE                    0      0     49540
TIME WARNER                   COMMON          887317105       609       33150 SH       SOLE                    0      0     33150
TEXAS INSTRS INC              COMMON          882508104     4,426      120970 SH       SOLE                    0      0    120970
UNITED PARCEL SERVICE IN      CL B            911312106     3,311       44090 SH       SOLE                    0      0     44090
UNITED TECHNOLOGIES CORP      COMMONG         913017109     3,142       39040 SH       SOLE                    0      0     39040
V F CORP                      COMMON          918204108     2,522       31231 SH       SOLE                    0      0     31231
WEATHERFORD INTL              COMMON          G95089101     2,377       35380 SH       SOLE                    0      0     35380
WILLIAMS CO.                  COMMON          969457100     2,159       63385 SH       SOLE                    0      0     63385
WEINGARTEN RLTY INVS          SH BEN INT      948741103       317        7650 SH       SOLE                    0      0      7650
WILLIS GROUP HOLDING          COMMON          G96655108     2,616       63900 SH       SOLE                    0      0     63900
WATTS INDS INC                CL A            942749102     1,820       59280 SH       SOLE                    0      0     59280
EXXON MOBIL CORP              COMMON          30231G102       346        3741 SH       SOLE                    0      0      3741
ZENITH NATIONAL INS CORP      COMMON          989390109     1,340       29860 SH       SOLE                    0      0     29860
   Report Totals                                          190,185   4,493,110                                           4,493,110